Retirement Plans (Schedule of Amounts Included in Accumulated Other Comprehensive Income/Loss (detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Amounts Included in Accumulated Other Comprehensive Pre-Tax Loss [Abstract]
Net loss	$ (45,248)	$ (50,883)
Prior service cost	(952)	(843)
Accumulated other comprehensive pre-tax loss	$ (46,091)	$ (51,835)